33 South Sixth Street, Suite 4200
Minneapolis, Minnesota 55402
main 612.373.8800
fax 612.373.8881 www.stoel.com

January 28, 2009

RONALD D. MCFALL
Direct (612) 373-8807
rdmcfall@stoel.com

BY EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

Office of Mergers and Acquisitions

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:                             Golden Oval Eggs, LLC
Form PRE 14A

Dear Sirs and Madams:

Enclosed for filing under the Securities Exchange Act of 1934, as amended, on behalf of Golden Oval Eggs, LLC, a Delaware limited liability company (the “Company”), is the Company’s Preliminary Proxy Statement on Schedule 14A.  The Preliminary Proxy Statement relates to a proposed sale of substantially all of the Company’s assets and other associated matters.

The Company would like to proceed with the transaction as soon as reasonably practicable and would appreciate the staff’s assistance in meeting this goal.  If you have any questions or comments with respect to the enclosed documents, please contact the undersigned at (612) 373-8807, John Kauffman at (206) 386-7523 or Paul Hansmeier at (612) 373-8813.

Very truly yours,

/s/ Ronald D. McFall

Ronald D. McFall

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